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Form 13F Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong                      Michigan City, IN        10/9/2008
--------------------------------------   -----------------------   -------------
James H. Foglesong,                               Place                 Date
Chief Financial Officer

Report Type (check only one):

[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management
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Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             48

Form 13F Information Table Value Total: $49,479,349.00

List of Other Included Managers: Horizon Trust & Investment Management
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
                                                                         INVESTMENT DIRECTION (6)             VOTING AUTHORITY (8)
                                                                       ---------------------------          ------------------------
                                                                                                    OTHER
                              TYPE   CUSIP        MARKET       SHARES             SHARED-  SHARED- MANAGERS
    NAME OF ISSUER (1)        (2)     (3)          (4)         /PV (5)    SOLE    DEFINED  OTHER      (7)     SOLE  SHARED   NONE
---------------------------- ------ --------- -------------- --------- --------- --------- ------- -------- ------- ------ ---------
Aflac Inc.                   Equity 1055102           739251     12583      6505      6078       0             3656      0      8927
AT & T Inc                   Equity 00206R102         481648     17251         0     17251       0             4512      0     12739
American Express Company     Equity 25816109          336018      9484         0      9484       0                0      0      9484
Ametek Inc                   Equity 31100100          604211     14820         0     14820       0                0    100     14720
BP Amoco PLC, ADR's          Equity 55622104          924533     18428         0     18428       0              800      0     17628
Bank America Corp            Equity 60505104          701505     20043      7640     12403       0             4748      0     15295
Barr Pharmaceuticals Inc     Equity 68306109          563996      8637      4492      4145       0             2635      0      6002
Berkshire Hathaway Inc Del
   Cl A                      Equity 84670108          261200         2         0         2       0                0      0         2
Berkshire Hathaway, Inc.
   Cl B                      Equity 84670207          514215       117        20        97       0               33      0        84
Caterpillar Inc              Equity 149123101         291265      4887      2422      2465       0             1432      0      3455
Chevron Corporation          Equity 166764100         898702     10896      3902      6994       0             3414      0      7482
Cisco Systems Inc            Equity 17275R102         273946     12143      5916      6227       0             3863      0      8280
Conagra Inc                  Equity 205887102         240798     12374      6348      6026       0             3975      0      8399
DFA Five-Year Global Fixed
   Income #24                Equity 233203884        6454109    607732    380742    226990       0           135601   4192    467939
Directv Group Inc            Equity 25459L106         279524     10677      5278      5399       0             3416      0      7261
Du Pont DE Nemours           Equity 263534109         327115      8117      2739      5378       0             2466      0      5651
Exxon Mobil Corp             Equity 30231G102        1003290     12919       500     12419       0             1400      0     11519
General Electric Company     Equity 369604103         762731     29911      9071     20840       0            11663      0     18248
International Business
   Machines Corp             Equity 459200101         687725      5880      2179      3701       0             1323      0      4557
Ishares Goldman Sachs Tech I Equity 464287549        1107290     24320     11777     12543       0             7808      0     16512
Johnson & Johnson            Equity 478160104         795889     11488      3857      7631       0             4829      0      6659
Johnson Controls Inc         Equity 478366107         314340     10364      5271      5093       0             3557      0      6807
L-3 Communications
   Holdings, Inc.            Equity 502424104         631116      6419      2811      3608       0             2127      0      4292
Laboratory Corp of Amer
   Hldgs                     Equity 50540R409         500470      7201      3810      3391       0             2216      0      4985
Manulife Financial Corp      Equity 56501R106         286549      7810      5410      2400       0                0      0      7810
Marathon Oil Corp            Equity 565849106         466040     11689      6077      5612       0             3805      0      7884
Microsoft Corporation        Equity 594918104         379932     14235      5999      8236       0             3689      0     10546
Omnicom Group Inc            Equity 681919106         335626      8704      4283      4421       0             2703      0      6001
Paychex, Inc                 Equity 704326107         339780     10287      5188      5099       0             3206      0      7081
Pepsico Inc                  Equity 713448108         565171      7930      2853      5077       0             3740      0      4190
Philip Morris International  Equity 718172109         333381      6931         0      6931       0              850      0      6081
Energy Select Sector SPDR    Equity 81369Y506        1225045     19353     10348      9005       0             5858      0     13495
Utilities Select Sector
   SPDR                      Equity 81369Y886         651308     19600      9539     10061       0             5917      0     13683
TJX Companies, Inc.          Equity 872540109         323695     10606      5366      5240       0             3387      0      7219
Vanguard GNMA #536 -
   Admiral Class             Equity 922031794       17343299   1683815    889955    793860       0           378549  12249   1293018
Vanguard Consumer
   Discretionary ETF         Equity 92204A108         301135      6830      3455      3375       0             2089      0      4741
Vanguard Consumer Staples
   ETF                       Equity 92204A207         910326     13397      7172      6225       0             4205      0      9192
Vanguard Financial ETF       Equity 92204A405         795734     20258     11267      8991       0             6010      0     14248
Vanguard Health Care ETF     Equity 92204A504         840948     15602      8305      7297       0             4706      0     10896
Vanguard Industrials ETF     Equity 92204A603         608237     10467      5565      4902       0             3261      0      7206
Vanguard Materials ETF       Equity 92204A801         415294      6080      3263      2817       0             1881      0      4199

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
Vanguard Telecom Service
   ETF                       Equity 92204A884         505331      9472      4995      4477       0             2892      0      6580
Wal-Mart Stores Inc          Equity 931142103         610159     10188      4272      5916       0             3085      0      7103
Walgreen CO                  Equity 931422109         453781     14657      4068     10589       0             2951      0     11706
Wells Fargo & CO New         Equity 949746101        1374611     36627     11435     25192       0            10479      0     26148
Whirlpool Corp               Equity 963320106         390662      4927       105      4822       0                0      0      4927
Accenture Ltd.               Equity G1150G111         301188      7926      4045      3881       0             2452      0      5474
OpenTV Corp                  Equity G67543101          27230     19312         0     19312       0            19312      0         0
                                              -------------- --------- --------- --------- -------          ------- ------ ---------
                                              $49,479,349.00 2,853,396 1,478,245 1,375,151       0          680,501 16,541 2,156,355
                                              ============== ========= ========= ========= =======          ======= ====== =========